Contract assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenue recognized	$ 104,524,830	$ 97,333,105
Less: progress billings	(64,873,220)	(57,343,747)
Contract assets	39,651,610	39,989,358
Contract assets, current	31,126,553	31,438,860
Contract assets, non-current	$ 8,525,057	8,550,498
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue recognized		97,333,105	$ 71,023,301
Less: progress billings		(57,343,747)	(31,857,462)
Contract assets		39,989,358	39,165,839
Contract assets, current		31,438,860	34,280,084
Contract assets, non-current		$ 8,550,498	$ 4,885,755